PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2020
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

30.   PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalent	540	2,079	319
Amounts due from subsidiaries	404,213	375,162	57,496
Total current assets	404,753	377,241	57,815
Non-current assets:
Investments in subsidiaries	1,154,986	567,330	86,946
Prepayment for long-term investment	—	5,230	801
Total assets	1,559,739	949,801	145,562

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other liabilities	55,409	35,476	5,437
Amounts due to subsidiaries	1,627,094	1,577,280	241,729
Total current liabilities	1,682,503	1,612,756	247,166

Total liabilities	1,682,503	1,612,756	247,166

Shareholders’ equity (deficit):
Class A ordinary shares (par value of US$0.0001per share; authorized shares-500,000,000; issued shares-142,353,532 as of December 31, 2019 and 2020; outstanding shares-84,454,047 and 84,463,737 as of December 31, 2019 and 2020, respectively)	68	68	10
Class B ordinary shares (par value of US$0.0001per share; authorized shares‑45,787,948; issued shares-45,787,948 and 45,787,948 as of December 31, 2018 and 2019; outstanding shares- 45,787,948 and 45,787,948 as of December 31, 2019 and 2020, respectively)	37	37	6
Treasury stock (12,111,537 and 12,101,847 shares as of December 31, 2019 and 2020, respectively)	(8)	(8)	(1)
Additional paid-in capital	1,759,941	1,840,026	281,996
Accumulated other comprehensive loss	(97,285)	(46,429)	(7,116)
Accumulated deficit	(1,785,517)	(2,456,649)	(376,498)
Total shareholders’ equity (deficit)	(122,764)	(662,955)	(101,603)
Total liabilities and shareholders’ equity (deficit)	1,559,739	949,801	145,563

Condensed statements of comprehensive loss

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
General and administrative expenses	(17,051)	(39,118)	(23,598)	(3,617)
Selling expenses	(2,021)	(2,938)	(2,969)	(455)
Operating loss	(19,072)	(42,056)	(26,567)	(4,072)
Equity in loss of subsidiaries	(333,682)	(514,070)	(621,932)	(95,317)
Interest income	14	1,977	588	90
Interest expense	(15,325)	(6,481)	(3,036)	(465)
Foreign exchange gain	8,835	8,104	(18,962)	(2,906)
Net loss	(359,230)	(552,526)	(669,909)	(102,670)
Other comprehensive income (loss), net of tax of nil foreign currency translation adjustments	(41,203)	(8,664)	50,856	7,794
Total other comprehensive (loss) income	(41,203)	(8,664)	50,856	7,794
Comprehensive loss	(400,433)	(561,190)	(619,053)	(94,876)

Condensed statements of cash flows

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash (used in ) generated from operating activities	(5,024)	(31,460)	9,041	1,386
Net cash generated (used in) from investing activities	294,551	311,716	(7,468)	(1,145)
Net cash used in financing activities	(284,824)	(280,483)	—	—

Exchange rate effect on cash	(7,085)	45	(34)	(5)

Net (decrease) increase in cash	(2,382)	(182)	1,539	236
Cash at beginning of the year	3,104	722	540	83

Cash at end of the year	722	540	2,079	319

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments - Equity Method and Joint Ventures. Such investment is presented on the balance sheet as “Investment in subsidiaries” and the subsidiaries profit or loss as “Equity in loss of subsidiaries” on the statements of comprehensive income loss. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.